WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.2%
Alabama - 4.2%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project, Series A	5.000%	4/1/24	$1,770,000	$1,797,329
Civic Center Improvements Project, Series A	5.000%	4/1/25	1,970,000	2,000,102
Civic Center Improvements Project, Series A	5.000%	4/1/26	1,700,000	1,725,789
Civic Center Improvements Project, Series A	5.000%	4/1/27	1,500,000	1,522,560
Civic Center Improvements Project, Series A	5.000%	4/1/28	1,700,000	1,725,058
Civic Center Improvements Project, Series A	5.250%	4/1/29	1,750,000	1,776,810
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	4,350,000	3,603,670	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.750%)	0.000%	10/1/46	2,000,000	1,898,540
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	69,910,000	66,215,956
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	7,200,000	8,073,072
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	16,030,000	18,262,658
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	12,300,000	14,181,531
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	50,595,000	54,402,780	(b)(c)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	2,100,000	2,112,201	(d)

Total Alabama				179,298,056

Alaska - 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series A	5.000%	12/1/27	315,000	340,685
State Capital Project II, Series B	5.000%	12/1/37	1,985,000	2,466,720
State Capital Project II, Series B	5.000%	12/1/38	1,515,000	1,876,949
State Capital Project II, Series B	5.000%	12/1/39	1,000,000	1,235,960
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project, Series C, Refunding	5.000%	1/1/21	10,000,000	10,187,900

Total Alaska				16,108,214

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - 2.5%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	$3,450,000	$4,002,863
Series D	5.000%	7/1/46	2,500,000	2,884,150
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,800,000	2,056,320
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	1,300,000	1,473,823
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,505,000	1,705,195
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	1,000,000	1,128,990
Basis School Project, Series D, Refunding	5.000%	7/1/37	600,000	608,904	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	860,000	853,653	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	2,580,000	2,543,828	(d)
Arizona State IDA, Revenue Bonds:
Lincoln South Beltway Project	5.000%	2/1/26	2,490,000	2,988,274
Lincoln South Beltway Project	5.000%	8/1/26	2,000,000	2,426,800
Lincoln South Beltway Project	5.000%	8/1/27	1,205,000	1,494,766
Lincoln South Beltway Project	5.000%	2/1/28	2,760,000	3,461,068
Lincoln South Beltway Project	5.000%	8/1/28	2,355,000	2,983,455
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	38,490,000	44,207,690	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	1,000,000	1,145,480
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	300,000	351,000
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	600,000	689,472
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	700,000	829,073
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	1,300,000	1,511,965
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	5,235,000	5,573,914	(d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	1,300,000	1,367,158

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	$1,640,000	$2,051,427
Series A	5.000%	8/1/47	2,000,000	2,484,060
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	12,000,000	15,030,600

Total Arizona				105,853,928

California - 14.9%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,750,000	7,344,135
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	2,250,000	2,430,023
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,750,000	1,905,768
Series A, Refunding	5.000%	5/1/34	1,350,000	1,467,761
Series A, Refunding	5.000%	5/1/46	9,000,000	9,588,510
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	1.390%	4/1/27	27,000,000	26,264,250	(b)(c)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	7,500,000	8,655,900
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,500,000	1,739,655
Stanford Health Care, Series A, Refunding	4.000%	8/15/50	2,900,000	3,295,792
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/33	2,500,000	3,142,800
UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	6,126,500
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	7,000,000	8,199,030
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	8,085,000	8,778,046	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	9,700,000	10,491,811	(a)
Senior Lien, LINXS APM Project, Series B	5.000%	6/1/48	2,000,000	2,160,940	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	$1,200,000	$1,154,784	(a)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	7/1/29	2,000,000	2,296,720	(d)
San Diego County Water Authority Desalination Project	5.000%	7/1/39	7,300,000	8,071,172	(d)
San Diego County Water Authority Desalination Project	5.000%	11/21/45	8,000,000	8,758,400	(d)
California State University Revenue, Systemwide, Series A, Refunding	4.000%	11/1/45	1,500,000	1,665,450
California State, GO:
Various Purpose, Refunding	5.000%	9/1/36	8,000,000	9,760,640
Various Purpose, Refunding	4.000%	3/1/38	7,500,000	9,024,450
Various Purpose, Refunding	4.000%	3/1/46	4,000,000	4,710,600
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	2,550,000	2,694,866
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	11,815,000	11,919,681	(d)
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	5,600,000	7,134,848
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	15,950,000	19,343,522
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	19,150,000	19,273,709
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,147,775
Natural Gas Purchase, Series A	5.500%	11/15/37	3,730,000	5,270,303
Long Beach, CA, Harbor Revenue:
Series A	5.000%	5/15/39	2,000,000	2,515,140
Series B, Refunding	5.000%	5/15/23	5,000,000	5,584,800	(a)
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	2,250,000	2,287,530
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	6,000,000	7,561,620
Senior Proposition C, Series A	5.000%	7/1/39	4,000,000	5,028,120

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Senior Proposition C, Series B	5.000%	7/1/34	$1,000,000	$1,282,240
Senior Proposition C, Series B	5.000%	7/1/36	5,000,000	6,348,600
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A	5.000%	5/15/35	785,000	794,334
Los Angeles International Airport, Subordinated, Series B	5.000%	5/15/40	7,500,000	7,593,750
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	6,500,000	7,445,295	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	1,500,000	1,770,180	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	3,345,000	3,935,627	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	3,000,000	3,520,050	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	4,500,000	5,197,095	(a)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	3,525,000	3,743,409	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	7,500,000	9,041,175
Power System, Series A, Refunding	5.000%	7/1/46	2,000,000	2,366,800
Power System, Series B, Refunding	5.000%	7/1/39	11,020,000	13,453,877
Series C	5.000%	7/1/37	4,825,000	6,000,466
Series C	5.000%	7/1/38	1,000,000	1,240,400
Series C	5.000%	7/1/42	13,000,000	15,963,350
Series E	5.000%	7/1/44	10,000,000	11,519,200
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	8,400,000	10,370,808
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue, Series B	5.000%	10/1/32	13,290,000	13,458,384
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	2,200,000	2,032,778	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	7,000,000	10,268,300
Series A	6.500%	11/1/39	7,265,000	10,895,611
Series B	7.000%	11/1/34	26,500,000	38,872,850
Series B	6.500%	11/1/39	13,000,000	19,496,620

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Series C	6.125%	11/1/29	$5,780,000	$7,228,121
Series C	7.000%	11/1/34	20,000,000	29,338,000
Series C	6.500%	11/1/39	1,290,000	1,934,665
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	5,430,950	(e)
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	5,990,000	6,544,973	(b)(c)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	12,000,000	12,757,200
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	7,100,000	8,784,475
Series B, Refunding	5.000%	6/1/39	9,930,000	12,255,308
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	1,500,000	1,606,710
Senior Lien, Series A	5.750%	6/1/48	3,700,000	3,957,779
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/37	3,015,000	3,876,747
Riverside, CA, USD Financing Authority Revenue:
Superior Lien, Series A	5.000%	9/1/32	1,375,000	1,486,196
Superior Lien, Series A	5.000%	9/1/37	1,280,000	1,374,656
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	4,000,000	4,811,400
Sacramento County, CA, Airport System Senior Revenue, Series 2010	5.000%	7/1/40	7,000,000	7,019,950
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,995,000	5,031,822
2019 School Financing Project, AGM	5.000%	10/1/38	1,750,000	2,189,233
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/28	2,435,000	2,443,912
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	13,700,000	16,242,857
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series, Series F	5.000%	5/1/35	5,000,000	5,014,800
SFO Fuel Company LLC, Series A	5.000%	1/1/37	1,155,000	1,366,561	(a)
SFO Fuel Company LLC, Series A	5.000%	1/1/47	1,500,000	1,737,360	(a)

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	$5,280,000	$6,509,131
Santa Clara, CA, Electric Revenue, Series A, Refunding	5.000%	7/1/30	4,000,000	4,204,440	(e)
South Whittier School District, GO:
Series B, AGM	4.000%	8/1/46	1,365,000	1,527,940
Series B, AGM	4.000%	8/1/48	2,270,000	2,536,929
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	15,000,000	18,493,800
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	4,200,000	4,192,356
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	1,750,000	2,035,198
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,210,400
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	3,200,000	3,615,360
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	6,000,000	7,247,220

Total California				639,412,699

Colorado - 3.2%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,007,400
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	785,000	791,209
Broadway Station Metropolitan District #3, CO, GO:
Series A	5.000%	12/1/39	750,000	690,668
Series A	5.000%	12/1/49	1,000,000	879,070
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	3,700,000	4,267,950
University of Denver Project, Series A	5.000%	3/1/47	4,900,000	5,625,200

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated, Series A	4.000%	11/15/43	$10,000,000	$11,109,100
Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	9,400,000	10,581,674	(b)(c)
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	6,000,000	6,899,520	(b)(c)
Commonspirit Health Project, Series A-1	4.000%	8/1/44	4,500,000	4,608,270
Commonspirit Health Project, Series A-2	4.000%	8/1/49	750,000	763,702
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	4,950,000	5,108,895
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,491,045
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,577,424
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,500,000	1,798,170	(f)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	67,492,800
Regional Transportation District, CO, COP:
Series 2020	5.000%	6/1/26	825,000	1,018,314
Series 2020	5.000%	6/1/27	2,000,000	2,531,720
Series 2020	5.000%	6/1/28	2,000,000	2,621,300
Series 2020	5.000%	6/1/29	2,000,000	2,680,620

Total Colorado				136,544,051

Connecticut - 1.5%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	2,000,000	2,343,500	(a)
Connecticut State HEFA Revenue:
Sacred Heart University Inc., Series G	5.125%	7/1/26	1,300,000	1,369,797	(e)
Sacred Heart University Inc., Series G	5.375%	7/1/31	1,225,000	1,294,078	(e)
Sacred Heart University Inc., Series G	5.625%	7/1/41	6,500,000	6,884,085	(e)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	4,250,000	5,313,010
Transportation Infrastructure Purpose, Series A	5.000%	5/1/37	7,500,000	9,301,275
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	7,745,000	9,204,855

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Transportation Infrastructure, Series A	5.000%	5/1/34	$2,400,000	$3,015,312
Connecticut State, GO:
Series A	5.000%	4/15/30	2,250,000	2,815,223
Series A	5.000%	4/15/34	2,000,000	2,442,260
Series A	5.000%	4/15/35	4,895,000	5,842,085
Series A	5.000%	4/15/36	2,300,000	2,783,506
Series A	5.000%	4/15/39	1,650,000	1,977,756
Series E	5.000%	10/15/34	5,360,000	6,224,407
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	3,850,000	3,984,788	(d)

Total Connecticut				64,795,937

Delaware - 0.6%
Delaware State EDA Revenue:
Acts Retirement Communities	5.000%	11/15/48	3,000,000	3,072,630
Indian River Power LLC	5.375%	10/1/45	1,145,000	1,147,885
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	3,000,000	3,304,500
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	3,070,000	3,494,704
US 301 Project	5.000%	6/1/55	13,750,000	15,568,438

Total Delaware				26,588,157

District of Columbia - 0.8%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/42	700,000	616,483
Ingleside Rock Creek Project, Series A	5.000%	7/1/52	1,600,000	1,367,264
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	9,250,000	10,112,562
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	7,200,000	7,826,472
District of Columbia Water & Sewer Authority Revenue:
Subordinated Lien, Green Bond, Series A	5.000%	10/1/38	1,000,000	1,300,750
Subordinated Lien, Green Bond, Series A	5.000%	10/1/39	1,000,000	1,297,300
Subordinated Lien, Series B	5.000%	10/1/36	1,000,000	1,309,540
Subordinated Lien, Series C	1.750%	10/1/24	8,800,000	8,951,272	(b)(c)

Total District of Columbia				32,781,643

Florida - 5.0%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	3,500,000	3,989,405	(a)
Series 2017	5.000%	10/1/47	3,350,000	3,794,545	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	9

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Series A	5.000%	10/1/25	$2,000,000	$2,344,520	(a)
Series A	5.000%	10/1/26	1,500,000	1,793,310	(a)
Series A	5.000%	10/1/28	1,500,000	1,854,000	(a)
Series A	5.000%	10/1/45	22,000,000	24,284,040	(a)
Broward County, FL, Port Facilities Revenue:
Series B	5.000%	9/1/32	10,375,000	12,255,780	(a)
Series B	5.000%	9/1/33	8,610,000	10,112,273	(a)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	8,750,000	10,255,612
Series B, Refunding	5.000%	7/1/32	8,000,000	9,333,920
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	5,000,000	6,178,000
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	2,500,000	2,859,075
Escambia County, FL, Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	15,000	15,069	(g)
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	4,000,000	5,018,120
Student Housing Project, Series A, Refunding	5.000%	7/1/38	4,000,000	4,984,640
Student Housing Project, Series A, Refunding	5.000%	7/1/39	2,500,000	3,106,600
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	3,030,000	3,161,260	(d)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	2,000,000	2,101,300
Series A, Refunding	5.000%	10/1/28	500,000	543,735
Series A, Refunding	5.000%	10/1/29	2,720,000	2,946,739
Series A, Refunding	5.000%	10/1/35	5,000,000	5,303,000
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	4,750,000	5,468,390	(a)
Priority Subordinated, Series A	5.000%	10/1/47	3,725,000	4,261,512	(a)
Jacksonville, FL:
Better Jacksonville Sales Tax Revenue,
Refunding	5.000%	10/1/26	6,250,000	6,777,062
Transportation Revenue, Series A, Refunding	5.000%	10/1/27	2,830,000	3,078,191
Transportation Revenue, Series A, Refunding	5.000%	10/1/29	9,000,000	9,758,970

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Martin County, FL, IDA, Revenue, Indiantown Cogeneration LP Project, Refunding	4.200%	12/15/25	$10,000,000	$10,001,300	(a)(d)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/41	7,250,000	8,226,792
Series A, Refunding	5.000%	10/1/49	12,900,000	14,923,494	(a)
Series B, Refunding	5.000%	10/1/40	3,000,000	3,423,000	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	6,500,000	7,386,600
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	540,000	617,512
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	4,750,000	4,843,005
Orlando & Orange County, FL Expressway Authority Revenue, Refunding	5.000%	7/1/22	1,750,000	1,921,325
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement-Life Communities	5.000%	11/15/45	1,750,000	1,796,060
Reunion, FL, East Community Development District, Special Assessment Bond:
Series 1	6.600%	5/1/33	265,000	258,256
Series A-2	7.375%	5/1/33	850,000	9	*(h)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	742,542	601,459	*(h)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	4,585,000	5,181,829
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	3,485,000	4,332,622
Tampa, FL, Sports Authority Revenue:
Tampa Bay Arena Project, NATL, GTD	6.050%	10/1/20	60,000	61,000
Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	1,000,000	1,177,140
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,750,000	3,034,185

Total Florida				213,364,656

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 1.0%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	$1,000,000	$1,255,670
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,500,000	1,683,585
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	7,000,000	7,793,660
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	900,000	960,030
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	1,750,000	2,156,822
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	1,100,000	1,356,696
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	1,000,000	1,227,530
Georgia State Municipal Electric Authority Power Revenue, Series EE, AMBAC	7.250%	1/1/24	500,000	583,695
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	10,000,000	12,174,700
Series A	5.000%	5/15/34	2,000,000	2,298,320
Series A	5.000%	5/15/43	1,300,000	1,457,495
Series B	5.000%	3/15/22	5,000,000	5,310,300
Series C	4.000%	9/1/26	4,570,000	5,044,366	(b)(c)
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Series P, Refunding, AMBAC	6.250%	7/1/20	20,000	20,092	(g)
Milledgeville, GA, Water & Sewer Revenue, Refunding, AGM	6.000%	12/1/21	215,000	225,840

Total Georgia				43,548,801

Illinois - 11.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,625,000	1,599,406
Series 2018	5.000%	4/1/38	1,200,000	1,209,012
Series 2018	5.000%	4/1/42	4,400,000	4,389,088
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	800,000	798,424
Dedicated, Series G, Refunding	5.000%	12/1/44	1,750,000	1,666,140

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Dedicated, Series H	5.000%	12/1/36	$1,500,000	$1,487,505
Dedicated, Series H	5.000%	12/1/46	1,000,000	946,000
Series C, Refunding	5.000%	12/1/25	2,400,000	2,459,952
Series D	5.000%	12/1/46	3,250,000	3,074,500
Chicago, IL, GO:
Series 2002B	5.500%	1/1/33	6,000,000	6,213,900
Series 2003B, Refunding	5.500%	1/1/33	2,510,000	2,599,482
Series 2005B, Refunding	5.500%	1/1/33	4,000,000	4,142,600
Series 2005B, Refunding	5.500%	1/1/40	4,500,000	4,595,985
Series A	5.000%	1/1/44	17,775,000	17,363,153
Series A, Refunding	5.000%	1/1/27	4,000,000	4,183,480
Series A, Refunding	5.000%	1/1/28	11,750,000	12,306,715
Series A, Refunding	5.250%	1/1/33	3,250,000	3,315,780
Series A, Refunding	5.000%	1/1/35	3,800,000	3,822,990
Series A, Refunding	6.000%	1/1/38	7,945,000	8,523,475
Series C, Refunding	5.000%	1/1/25	1,420,000	1,480,151
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	2,250,000	2,533,815
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,500,000	1,667,355
General, Series F	5.000%	1/1/40	6,000,000	6,019,440
Senior Lien, Series D	5.000%	1/1/47	9,625,000	10,746,505
Senior Lien, Series G	5.000%	1/1/47	1,645,000	1,811,918	(a)
Senior Lien, Series G	5.000%	1/1/52	1,520,000	1,668,732	(a)
Series A, Refunding	5.000%	1/1/34	8,175,000	9,030,922	(a)
Series C	5.000%	1/1/31	3,250,000	3,625,993	(a)
Series C	5.000%	1/1/32	3,325,000	3,694,374	(a)
Series C	5.000%	1/1/33	3,000,000	3,320,940	(a)
Series C	5.000%	1/1/34	2,800,000	3,091,872	(a)
Series C	5.000%	1/1/35	500,000	550,755	(a)
Series C	5.000%	1/1/46	7,000,000	7,584,710	(a)
Series D, Refunding	5.000%	1/1/46	1,000,000	1,095,630
Trips Obligated Group	5.000%	7/1/48	3,850,000	4,212,478	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	5,125,000	5,608,646
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	6,000,000	6,523,980
Second Lien, Series A	5.000%	1/1/47	1,600,000	1,826,384
Second Lien, Series B, Refunding	5.000%	1/1/36	4,025,000	4,700,757

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Second Lien, Series B, Refunding	5.000%	1/1/38	$1,000,000	$1,161,460
Second Lien, Series C, Refunding	5.000%	1/1/39	2,000,000	2,236,920
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	11,840,000	12,586,630
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,130,830
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,000,000	1,155,830
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	6,000,000	6,913,200
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	2,390,000	2,745,632
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,350,000	1,668,371
Cook and DuPage Counties, Refunding	5.000%	1/1/36	1,300,000	1,595,841
Illinois Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	2,000,000	2,115,280
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	2,000,000	2,103,320
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	1,250,000	1,450,663
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	2,450,000	2,870,469
Illinois State Finance Authority Revenue:
Green Bond	5.000%	7/1/36	6,900,000	8,828,136
Green Bond	4.000%	7/1/38	7,400,000	8,785,946
Northshore University Healthsystem, Series A	5.000%	8/15/35	2,000,000	2,486,780
Northshore University Healthsystem, Series A	4.000%	8/15/39	2,000,000	2,211,680
Northshore University Healthsystem, Series A	4.000%	8/15/41	1,750,000	1,922,445
Park Place of Elmhurst, Series C	2.000%	5/15/55	657,750	6,578
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	1,000,000	1,173,980
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	1,200,000	1,400,964
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	1,000,000	1,165,320
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	494,620
Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	2,000,000	1,988,180

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	$6,000,000	$7,288,140
Series A	5.000%	1/1/42	4,500,000	5,303,250
Series A	5.000%	1/1/44	18,000,000	21,684,960
Series C, Refunding	5.000%	1/1/26	600,000	725,016
Series C, Refunding	5.000%	1/1/27	10,600,000	13,106,582
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	750,000	874,290
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	500,000	575,495
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	750,000	853,598
Illinois State, GO:
Series 2006	5.500%	1/1/30	2,800,000	2,964,444
Series 2014	5.250%	2/1/32	5,525,000	5,625,831
Series 2016	5.000%	1/1/33	2,500,000	2,524,125
Series 2016	5.000%	11/1/33	1,850,000	1,870,147
Series 2016, Refunding	5.000%	2/1/27	24,345,000	24,757,161
Series 2016, Refunding	5.000%	2/1/29	1,300,000	1,314,599
Series A	5.000%	5/1/39	3,000,000	3,005,700
Series A, Refunding	5.000%	10/1/28	3,000,000	3,050,910
Series A, Refunding	5.000%	10/1/30	5,450,000	5,523,739
Series B, Refunding	5.000%	10/1/28	6,000,000	6,101,820
Series B, Refunding	5.000%	10/1/29	9,250,000	9,375,152
Series D	5.000%	11/1/27	33,045,000	33,658,315
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,000,000	956,910
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	23,715,000	20,343,201
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	17,940,000	17,339,189
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	20,000,000	22,363,000
Green Bond, Series B	5.000%	12/1/39	10,095,000	11,356,774
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	25,805,000	32,653,905
Regional Transportation Authority, IL, Revenue, Series C, NATL	7.750%	6/1/20	210,000	210,000

Total Illinois				491,098,272

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 1.5%
Ball State University Board of Student Fee Bonds:
Series S	4.000%	7/1/36	$1,800,000	$2,078,082
Series S	4.000%	7/1/37	750,000	862,770
Series S	4.000%	7/1/38	800,000	917,280
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	5,600,000	5,811,568	(b)(c)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	5,150,000	5,228,486	(b)(c)
Indiana State Finance Authority Revenue, Private Activity, Ohio River Bridge	5.000%	7/1/40	5,000,000	5,237,950	(a)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	10,225,000	12,159,468
Indianapolis, IN, Local Public Improvement Bond Bank:
Fieldhouse Project, Series B	1.450%	6/1/21	9,000,000	9,006,300
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,110,000	4,837,305	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	5,000,000	5,967,800	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/29	5,500,000	6,641,195	(a)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	2,500,000	2,915,750
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,283,550	(a)

Total Indiana				66,947,504

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	3,750,000	3,714,000
Kansas - 0.4%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	4,355,000	5,051,452
Series 3	5.000%	2/1/44	3,000,000	3,467,970

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - (continued)
Wyandotte County, KS, Unified School District No 202 Turner:
Series A, AGM	4.000%	9/1/35	$550,000	$633,831
Series A, AGM	4.000%	9/1/38	450,000	512,851
Series A, AGM	4.000%	9/1/39	400,000	454,552
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	2,000,000	2,328,780
Improvement, Series A	5.000%	9/1/45	3,000,000	3,468,750

Total Kansas				15,918,186

Kentucky - 2.6%
Kentucky State Economic Development Finance Authority, Commonspirit Health Project, Series A, Refunding	5.000%	8/1/44	5,000,000	5,601,000
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	3,900,000	4,391,478
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	28,250,000	30,825,835	(b)(c)
Series C	4.000%	6/1/25	45,400,000	49,487,362	(b)(c)
Kentucky State Property & Building Commission Revenue:
Project #122, Series A	4.000%	11/1/35	1,000,000	1,100,310
Project #122, Series A	4.000%	11/1/36	1,000,000	1,097,560
Project #122, Series A	4.000%	11/1/38	750,000	818,092
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	5,750,000	5,909,390	(b)(c)
Norton Healthcare Inc., Series A	5.000%	10/1/37	2,100,000	2,447,424
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,500,000	1,742,670
Norton Healthcare Inc., Series A	4.000%	10/1/39	1,000,000	1,065,470
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	2,250,000	2,569,635
Series B, Refunding	5.000%	1/1/26	1,200,000	1,460,184
Series B, Refunding	5.000%	1/1/27	3,000,000	3,737,310

Total Kentucky				112,253,720

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 1.0%
Louisiana State Offshore Terminal Authority Revenue:
Loop LLC Project, Series A	1.650%	12/1/23	$3,010,000	$2,974,452	(b)(c)
Loop LLC Project, Series A	1.650%	12/1/23	7,025,000	6,942,035	(b)(c)
Louisiana State PFA, Hospital Revenue, Lafayette General Medical Center, Refunding	5.500%	11/1/40	18,000,000	18,037,260
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,124,870
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	2,340,000	2,841,602
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	7,400,000	6,499,568	(b)(c)

Total Louisiana				42,419,787

Maryland - 0.5%
Baltimore, MD, Water Project Revenue:
Series A	4.000%	7/1/44	4,600,000	5,219,022
Series A	4.000%	7/1/49	5,750,000	6,486,230
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	1,000,000	1,071,490
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	2,000,000	2,075,260
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	2,080,000	2,378,418
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	1,000,000	1,122,520
Maryland State Health & Higher EFA Revenue:
Lifebridge Health	6.000%	7/1/41	1,500,000	1,592,670	(e)
University of Maryland Medical System, Unrefunded	5.000%	7/1/34	470,000	470,263

Total Maryland				20,415,873

Massachusetts - 1.9%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,500,000	1,729,815
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	6,750,000	8,586,337

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	$5,000,000	$5,858,000
Broad Institute, Series A	5.375%	4/1/41	16,000,000	16,672,960	(e)
Foxborough Regional Charter, Refunding	5.000%	7/1/42	2,400,000	2,589,024
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,500,000	1,559,085
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	3,971,511
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,930,000	2,079,652
Visual & Performing Arts Project	6.000%	8/1/21	1,160,000	1,200,925
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,750,000	1,953,263
WGBH Educational Foundation, Refunding	5.000%	1/1/40	2,200,000	2,630,408
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	8,870,000	9,859,626
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	4,170,000	5,062,005	(a)
Series A	5.000%	7/1/35	4,155,000	5,019,988	(a)
Series A, Refunding	5.000%	7/1/36	700,000	841,967	(a)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	11,250,000	12,668,737

Total Massachusetts				82,283,303

Michigan - 2.4%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,600,000	1,813,648
Series A, Refunding, AGM	5.000%	7/1/48	4,000,000	4,525,640
Detroit, MI, Water & Sewage Department, Disposal System Revenue, Senior Lien, Series A, Refunding	5.250%	7/1/39	7,000,000	7,529,970
Detroit, MI, Water Supply System Revenue:
Second Lien, Series B, Unrefunded, AGM	6.250%	7/1/36	20,000	20,084
Senior Lien, Great Lakes Water Authority	5.000%	7/1/41	5,020,000	5,277,124	(e)
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	17,700,000	20,282,961
Senior Lien, Series C, Refunding	5.000%	7/1/35	3,400,000	4,042,158
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	6,770,000	6,800,533	(d)

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	$4,100,000	$4,684,373
Henry Ford Health System, Refunding	5.000%	11/15/41	2,155,000	2,440,473
Henry Ford Health System, Series A	4.000%	11/15/50	3,250,000	3,451,695
Local Government Loan Program, Detroit Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	1,000,000	1,144,120
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	6,845,000	7,157,337
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	6,560,000	7,353,104
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,550,000	1,835,061
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	2,240,000	2,678,010
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	13,500,000	14,006,250	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	7,300,000	7,757,053	(a)

Total Michigan				102,799,594

Minnesota - 0.2%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	7,970,000	9,296,846	(e)

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project, Series A, Refunding	6.800%	4/1/22	3,000,000	3,243,900

Missouri - 0.3%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	4,500,000	5,289,255	(a)
Kansas City, MO, IDA, Senior Living Facilities Revenue:
Kingswood Project	6.000%	11/15/46	3,500,000	2,220,750	(d)
Kingswood Project	6.000%	11/15/51	1,600,000	999,136	(d)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,800,000	2,734,648

Total Missouri				11,243,789

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nebraska - 0.2%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	$1,050,000	$1,172,283
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	1,200,000	1,331,280
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	1,000,000	1,079,810
Nebraska Public Power District Revenue, Series D	5.000%	1/1/46	4,000,000	4,673,400

Total Nebraska				8,256,773

Nevada - 0.6%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	20,000,000	24,149,200
Reno, NV, Hospital Revenue, Washoe Medical Center, Unrefunded, AGM	5.500%	6/1/39	1,790,000	1,793,079

Total Nevada				25,942,279

New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	4,000,000	4,032,320	(a)(b)(c)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	2,500,000	2,520,200	(a)(b)(c)

Total New Hampshire				6,552,520

New Jersey - 7.3%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	2,250,000	2,670,120
Series A, Refunding, GTD, BAM	5.000%	9/1/39	4,000,000	4,691,320
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	17,500,000	19,505,850
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,711,600	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,633,935	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,090,430	(a)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	1.690%	9/1/27	22,065,000	21,360,244	(c)

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	$3,900,000	$4,251,039
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.740%	3/1/28	20,000,000	19,366,000	(c)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	10,000,000	10,327,100
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	13,000,000	13,840,970
Transit Transportation Project, Series A	5.000%	11/1/32	2,345,000	2,513,676
Transit Transportation Project, Series A	5.000%	11/1/34	5,500,000	5,824,995
New Jersey State EDA, Cigarette Tax Revenue:
Refunding	5.000%	6/15/21	7,500,000	7,782,900
Refunding	5.000%	6/15/25	4,545,000	4,836,653
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	6,450,000	6,803,782
State House Project, Series B	5.000%	6/15/43	3,365,000	3,477,559
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	7,500,000	7,541,625	(a)
Continental Airlines Inc. Project	5.625%	11/15/30	1,850,000	1,860,268	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,500,000	1,595,385	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	2,000,000	2,089,680	(a)
United Airlines Project	5.500%	6/1/33	5,000,000	4,932,400	(a)
New Jersey State EFA Revenue, Stevens Institute Of Technology, Green Bonds, Series A	5.000%	7/1/45	3,500,000	3,952,585
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,025,130	(e)
Catholic Health East	4.750%	11/15/29	5,000,000	5,102,200	(e)
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,750,000	2,095,380
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	425,000	507,569
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	7,000,000	7,904,820
University Hospital, Series A, AGM	5.000%	7/1/46	5,000,000	5,177,650

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	12/15/24	$7,500,000	$7,951,650
Transportation Program, Series AA	5.250%	6/15/41	13,305,000	13,758,301
Transportation Program, Series AA	5.250%	6/15/43	15,900,000	16,710,741
Transportation Program, Series AA	5.000%	6/15/45	5,000,000	5,093,350
Transportation Program, Series AA	5.000%	6/15/46	14,000,000	14,399,700
Transportation Program, Series BB	4.000%	6/15/36	8,250,000	7,810,110
Transportation Program, Series BB	4.000%	6/15/38	850,000	797,334
Transportation System, Series A, Refunding	5.000%	12/15/28	16,600,000	18,105,454
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	5,000,000	5,915,100
Series A, Refunding	5.000%	1/1/35	4,900,000	5,670,819
Series G, Refunding	5.000%	1/1/36	22,270,000	26,736,917
Rutgers, The State University of New Jersey, GO, Series M, Refunding	5.000%	5/1/33	4,000,000	4,776,160
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	2,920,000	3,262,983

Total New Jersey				315,461,484

New York - 8.5%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	6,000,000	7,162,080
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	7,500,000	8,473,875
MTA, NY, Transportation Revenue, Green Bond, Series A-2	5.000%	5/15/30	9,550,000	10,384,861	(b)(c)
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	500,000	607,915
New York City, NY, GO, Series D-1	5.000%	3/1/43	3,000,000	3,732,660
New York City, NY, Health & Hospital Corporation Revenue, Health Systems, Series A	5.500%	2/15/23	4,000,000	4,011,240
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	1,060,000	1,170,770
Subordinated, Series BB-1	5.000%	6/15/46	8,470,000	10,241,670
New York City, NY, TFA Future Tax Secured Revenue:
Series C1	4.000%	11/1/42	5,000,000	5,693,200
Subordinated, Series B-1	5.000%	8/1/45	13,900,000	16,517,787

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority Revenue:
School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	$3,000,000	$3,842,490	(f)
School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/30	5,825,000	7,398,857	(f)
School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/32	4,000,000	4,980,840	(f)
School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/33	1,250,000	1,546,475	(f)
School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/34	1,750,000	2,160,603	(f)
Series A, Bidding Group 3	5.000%	3/15/43	10,000,000	12,102,300
Series B, Refunding	5.000%	2/15/43	10,000	13,163	(e)
Series B, Refunding	5.000%	2/15/43	9,390,000	11,179,828
Series E, Refunding	5.000%	3/15/34	25,000,000	29,613,500
New York State Dormitory Authority, Sales Tax Revenue, Group 4, Series E, Refunding	5.000%	3/15/44	2,050,000	2,500,508
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	9,460,000	9,380,631	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,266,750
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	11,450,000	12,916,859
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	7,500,000	7,241,400	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,800,000	1,826,154	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	14,565,000	14,656,177	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,075,000	1,081,730	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	2,160,000	2,293,315	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	29,170,000	30,610,706	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	2,825,000	2,950,910	(a)

See Notes to Schedule of Investments.

24	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	$14,730,000	$15,496,402	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	5,500,000	6,309,050	(a)
Consolidated Series 194, Refunding	5.000%	10/15/34	10,000,000	11,681,300
Consolidated Series 194, Refunding	5.000%	10/15/41	31,650,000	36,724,444	(i)
Consolidated Series 198, Refunding	5.000%	11/15/46	5,000,000	5,901,850
Port Authority of New York & New Jersey, Special Obligation Revenue:
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,045,440
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	15,102,450
Triborough Bridge & Tunnel Authority, NY, Revenue:
MTA Bridges & Tunnels, Series A	5.000%	11/15/49	2,375,000	2,963,573
MTA Bridges & Tunnels, Series A	4.000%	11/15/54	6,275,000	7,068,285
MTA Bridges & Tunnels, Series A	5.000%	11/15/54	6,375,000	7,885,811
MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	9,290,000	11,080,183
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/23	600,000	659,568	(f)
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/38	1,300,000	1,539,694	(f)
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/39	1,250,000	1,476,188	(f)
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,000,000	1,192,930	(f)

Total New York				364,686,422

North Carolina - 1.5%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,650,000	1,809,737
Charlotte Douglas International Airport	4.000%	7/1/44	2,290,000	2,460,284	(a)
Charlotte Douglas International Airport	5.000%	7/1/49	2,335,000	2,717,753	(a)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	8,850,000	10,510,260
Charlotte, NC, Lease Revenue:
COP, Convention Facility Project, Series A, Refunding	5.000%	6/1/46	3,500,000	4,315,605
COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	450,000	506,817

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	25

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System, Series A	5.125%	1/15/37	$2,000,000	$2,041,300
Carolinas Healthcare System, Series A	5.250%	1/15/42	5,000,000	5,099,100
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A	6.000%	1/1/26	1,310,000	1,427,428	(e)
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	3,000,000	3,971,760
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding, State Appropriations	5.000%	7/1/42	1,245,000	1,308,495
Series A, Refunding, State Appropriations	5.000%	7/1/47	2,750,000	2,873,860
Series A, Refunding, State Appropriations	5.000%	7/1/51	8,445,000	8,802,055
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien	5.000%	1/1/49	6,500,000	7,045,220
Senior Lien, Refunding	5.000%	1/1/32	1,100,000	1,217,315
Senior Lien, Refunding, AGM	5.000%	1/1/39	700,000	811,153
Wake County, NC, Limited Obligation Bonds, Series 2019	4.000%	9/1/37	5,000,000	5,898,550

Total North Carolina				62,816,692

Ohio - 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/37	2,000,000	2,249,080
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	1,000,000	1,120,560
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	1,000,000	1,116,970
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	3,000,000	3,174,960
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	18,140,000	18,333,554
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	5,000,000	5,781,550
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	370,000	371,935
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,320,000	1,615,838
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A	6.000%	11/15/41	5,000,000	5,415,100	(e)

See Notes to Schedule of Investments.

26	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series A, Refunding	2.500%	10/1/29	$7,500,000	$7,620,750	(a)(b)(c)
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,514,595	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	24,750,000	24,789,847	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	545,000	624,734
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	1,000,000	1,137,470
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,664,195	(a)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,842,011	(a)

Total Ohio				79,373,149

Oklahoma - 0.0%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	1,896,581	4,741	*(h)

Oregon - 0.2%
Oregon State Facilities Authority Revenue, Legacy Health System Project, Series A, Refunding	5.250%	5/1/21	5,000,000	5,225,700
Portland, OR, International Airport Revenue:
Series B, Refunding	5.000%	7/1/37	700,000	855,288
Series B, Refunding	5.000%	7/1/40	600,000	726,162
Series C, Refunding	5.000%	7/1/28	1,100,000	1,344,893	(a)
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	1,000,000	1,226,630

Total Oregon				9,378,673

Pennsylvania - 3.8%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/37	4,500,000	4,913,460
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,750,000	1,904,595
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	3,750,000	4,069,688

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	12/1/27	$8,800,000	$7,929,592
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	6/1/26	15,000,000	13,502,100
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	2,000,000	2,436,840
Series 2018	5.000%	6/1/32	1,750,000	2,114,315
Series 2018	5.000%	6/1/34	1,000,000	1,196,000
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/38	10,000,000	10,189,300
Penn State Health	4.000%	11/1/35	1,000,000	1,115,230
Penn State Health	4.000%	11/1/37	2,000,000	2,212,880
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	2,400,000	2,901,192	(a)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,700,000	2,706,426
Erie, PA, Water Authority Revenue, Refunding	5.000%	12/1/43	2,000,000	2,408,580
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	4,720,000	5,303,770
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,710,000	1,975,768
Pennsylvania State Higher EFA Revenue:
Drexel University, Series A	5.125%	5/1/36	9,695,000	10,130,693	(e)
Drexel University, Unrefunded, Series A	5.125%	5/1/36	605,000	617,747
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	6,750,000	8,184,577
University of Pennsylvania Health Systems Revenue, Series A	5.000%	8/15/24	1,000,000	1,057,630	(e)
University of Pennsylvania Health Systems Revenue, Series A	5.250%	8/15/25	1,750,000	1,856,103	(e)
University of Pennsylvania Health Systems, Series A	5.750%	8/15/41	2,000,000	2,133,280	(e)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	2,500,000	2,950,050
Series A-1	5.000%	12/1/42	2,500,000	2,875,975
Series A-1	5.000%	12/1/47	3,975,000	4,544,140

See Notes to Schedule of Investments.

28	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	$2,000,000	$2,240,220	(a)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	6,750,000	8,041,680
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	2,000,000	2,527,520
Series B	5.000%	2/1/37	2,400,000	3,021,192
Series B	5.000%	2/1/38	2,250,000	2,822,895
Philadelphia, PA, School District, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,705,000	3,234,774
Series A, State Aid Withholding	5.000%	9/1/34	810,000	960,466
Series A, State Aid Withholding	5.000%	9/1/35	1,200,000	1,420,908
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	5,000,000	6,132,550
Series A	5.000%	7/1/45	6,000,000	6,788,460
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	3,500,000	4,186,420
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	10,500,000	12,439,035
University of Pennsylvania Revenue, Tax-Exempt, Series A	5.000%	9/1/47	3,000,000	3,788,070
University of Pittsburgh - Of the Commonwealth System of Higher Education, Series 2019	0.500%	2/15/24	5,000,000	4,951,300	(c)

Total Pennsylvania				163,785,421

Puerto Rico - 2.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	23,155,000	22,923,450
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	3,390,000	2,093,325	*(h)
Series A	5.000%	7/1/42	4,215,000	2,602,762	*(h)
Series A	5.050%	7/1/42	1,950,000	1,204,125	*(h)
Series CCC	5.000%	7/1/21	35,000	21,613	*(h)
Series CCC	4.600%	7/1/24	10,000	6,125	*(h)
Series CCC	5.000%	7/1/24	1,000,000	617,500	*(h)
Series CCC	4.625%	7/1/25	30,000	18,375	*(h)
Series CCC	5.000%	7/1/28	625,000	385,937	*(h)
Series DDD, Refunding	3.300%	7/1/19	20,000	11,550	*(j)
Series DDD, Refunding	3.625%	7/1/21	435,000	259,369	*(h)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	29

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Series DDD, Refunding	5.000%	7/1/21	$3,550,000	$2,192,125	*(h)
Series TT	5.000%	7/1/17	35,000	21,175	*(j)
Series TT	5.000%	7/1/24	120,000	74,100	*(h)
Series TT	5.000%	7/1/37	3,930,000	2,426,775	*(h)
Series WW	5.250%	7/1/33	165,000	102,300	*(h)
Series XX	5.250%	7/1/40	10,850,000	6,727,000	*(h)
Series ZZ, Refunding	5.250%	7/1/23	805,000	499,100	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	6,803,000	5,373,350
CAB, Restructured, Series A-1	0.000%	7/1/51	33,850,000	6,421,345
Restructured, Series A-1	5.000%	7/1/58	19,320,000	19,382,983
Restructured, Series A-2	4.329%	7/1/40	5,434,000	5,230,225
Restructured, Series A-2	4.329%	7/1/40	1,000,000	962,500
Restructured, Series A-2A	4.550%	7/1/40	15,400,000	15,265,404

Total Puerto Rico				94,822,513

Rhode Island - 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,600,000	1,732,336
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	4,000,000	4,274,800

Total Rhode Island				6,007,136

South Carolina - 0.3%
South Carolina State Jobs, EDA Hospital Revenue, Palmetto Health, Series A, Refunding, AGM	6.500%	8/1/39	3,500,000	3,746,785	(e)
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	750,000	867,578	(a)
Series 2018	5.000%	7/1/38	1,600,000	1,845,552	(a)
Series 2018	5.000%	7/1/43	4,000,000	4,563,520	(a)
Series 2018	5.000%	7/1/48	2,750,000	3,117,950	(a)

Total South Carolina				14,141,385

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,240,062

See Notes to Schedule of Investments.

30	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 1.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	$2,000,000	$2,039,620
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	6,250,000	7,026,625
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	2,000,000	2,431,980
Subordinated, Series B	5.000%	7/1/42	2,500,000	3,039,975
Subordinated, Series B, Refunding	5.000%	7/1/46	3,950,000	4,775,155
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,800,000	2,183,418	(a)
Subordinated, Series B	5.000%	7/1/28	2,800,000	3,451,560	(a)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	33,250,000	36,950,392	(b)(c)
Series A	5.250%	9/1/24	5,040,000	5,653,066
Series C	5.000%	2/1/21	14,615,000	14,924,838

Total Tennessee				82,476,629

Texas - 9.4%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	2,350,000	2,797,346
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	7,300,000	8,450,553
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	7,000,000	7,729,680	(a)
Series 2014	5.000%	11/15/44	8,500,000	9,322,120	(a)
Series 2019	5.000%	11/15/31	4,000,000	4,865,160	(a)
Series 2019	5.000%	11/15/36	4,765,000	5,644,190	(a)
Series 2019B	5.000%	11/15/44	3,500,000	4,058,460	(a)
Bexar County Texas Hospital District:
Refunding	5.000%	2/15/32	2,000,000	2,550,440
Refunding	5.000%	2/15/33	2,500,000	3,170,625
Refunding	5.000%	2/15/34	1,000,000	1,263,630
Refunding	5.000%	2/15/37	1,000,000	1,249,580
Refunding	5.000%	2/15/39	2,000,000	2,487,060
Central Texas Regional Mobility Authority Revenue:
Refunding	5.000%	1/1/46	4,000,000	4,287,080
Series A, Senior Lien	5.000%	1/1/40	4,000,000	4,305,800
Series A, Senior Lien	5.000%	1/1/45	4,500,000	4,859,370

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	$15,000,000	$15,775,650
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	8,000,000	9,755,920
Flatonia, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	2,810,000	3,328,304
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	1,630,000	1,961,982
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step Bond, Series B (0.000% until 10/1/23, 5.450%)	0.000%	10/1/34	5,000,000	5,737,300
First Tier Toll Revenue, Series A	5.125%	10/1/43	2,000,000	2,061,640
First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/45	13,000,000	14,883,700
Subordinated Tier, Series A	5.000%	10/1/48	7,400,000	9,050,644
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,000,250	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,880,000	2,301,778	(g)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	4,000,000	4,462,600
Houston, TX, Public Improvement Project, Series A, Refunding	5.000%	3/1/31	8,000,000	10,351,440
Houston, TX, Airport System Revenue:
Public Improvement Project, Series A, Refunding	5.000%	3/1/32	13,985,000	17,961,775
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	7,400,000	7,399,556	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	3,000,000	3,449,100
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,206,882
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	710,000	803,876	(a)
Series 2017	5.000%	11/1/36	710,000	796,407	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,055,040	(a)
Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	15,008,100

See Notes to Schedule of Investments.

32	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	$5,000,000	$4,980,500
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,388,195
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	1,550,000	1,422,420
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project, Series A	5.000%	7/1/47	980,000	793,800
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	2,100,000	1,817,361
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	1,700,000	1,434,511
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	1,700,000	1,316,650
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	5,000,000	5,465,050
Series B, Refunding	5.000%	1/1/40	11,205,000	12,070,026
Series B, Refunding	5.000%	1/1/45	11,000,000	12,333,640
Prosper, TX, ISD, GO, School Building, Series B, PSF - GTD	2.000%	8/15/23	6,000,000	6,175,020	(b)(c)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	500,000	501,495
Buckner Senior Living Ventana Project, Series A	6.750%	11/15/47	2,000,000	1,980,180
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	41,205,000	47,366,796
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
Series 2012	5.000%	12/15/29	10,000,000	10,568,100
Series 2012	5.000%	12/15/30	15,000,000	15,829,950
Series 2012	5.000%	12/15/31	10,000,000	10,528,800

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	33

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Segment 3C Project	5.000%	6/30/58	$25,000,000	$27,526,500	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	9,000,000	9,113,220	(a)
Texas State Public Finance Authority Lease Revenue:
Series A, Refunding	4.000%	2/1/37	3,350,000	4,028,676
Series A, Refunding	4.000%	2/1/38	5,000,000	5,993,200
Series A, Refunding	4.000%	2/1/39	1,125,000	1,344,431
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	3,750,000	4,409,550
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	2,550,000	1,982,345	*(d)(h)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	850,000	515,100	*

Total Texas				405,278,554

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	6,245,000	5,831,769
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	200,000	186,760
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	4,915,000	4,301,018
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	4,200,000	3,676,050
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	3,500,000	3,062,815

Total U.S. Virgin Islands				17,058,412

Utah - 0.6%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	4,800,000	5,490,336	(a)
Series A	5.000%	7/1/37	3,500,000	3,992,135	(a)
Utah Infrastructure Agency:
Telecommunications Revenue, Series 2019	4.000%	10/15/24	1,515,000	1,543,361
Telecommunications Revenue, Series 2019	5.000%	10/15/26	1,115,000	1,194,644
Telecommunications Revenue, Series 2019	4.000%	10/15/30	2,025,000	1,970,912
Telecommunications Revenue, Series 2019	4.000%	10/15/34	1,000,000	934,750

See Notes to Schedule of Investments.

34	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Telecommunications Revenue, Series 2019	4.000%	10/15/39	$1,750,000	$1,561,595
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	2,012,850
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,286,662
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	1,150,000	1,352,366
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,403,484

Total Utah				25,743,095

Vermont - 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	2,500,000	3,009,200
Vermont State Student Assistance Corp., Education Loan Revenue, Series B, Class A-2 (3 mo. LIBOR + 3.000%)	3.541%	12/3/35	2,590,705	2,594,876	(a)(c)

Total Vermont				5,604,076

Virginia - 1.2%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,650,000	2,021,266
Virginia Hospital Center, Refunding	5.000%	7/1/27	1,000,000	1,224,190
Virginia Hospital Center, Refunding	5.000%	7/1/31	1,200,000	1,536,456
Virginia Hospital Center, Refunding	5.000%	7/1/36	2,000,000	2,487,340
Virginia Hospital Center, Refunding	4.000%	7/1/38	850,000	937,525
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,121,340	(e)
Virginia Public School Authority Revenue, Series B, Refunding	5.000%	8/1/28	3,120,000	4,119,430
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	6,940,000	8,317,243	(a)
Series B, Refunding	5.000%	7/1/45	9,730,000	11,586,289	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	10,200,000	11,179,404
Senior Lien, Elizabeth River Crossing Opco LLC Project	5.000%	7/1/27	3,000,000	3,113,070	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	5,000,000	5,180,900	(a)

Total Virginia				53,824,453

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	35

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 1.4%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	$3,750,000	$4,493,287	(a)
Series 2019	5.000%	4/1/34	4,000,000	4,775,480	(a)
Series 2019	5.000%	5/1/43	8,500,000	9,629,905	(a)
Series 2019	4.000%	4/1/44	2,500,000	2,663,000	(a)
Series 2019	5.000%	4/1/44	4,000,000	4,617,080	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,000,000	2,299,840	(b)(c)
Commonspirit Health, Series B-2, Refunding	5.000%	8/1/25	4,000,000	4,502,840	(b)(c)
Swedish Health Services, Series A	6.250%	11/15/41	21,550,000	22,786,108	(e)
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	3,250,000	2,792,985	(d)

Total Washington				58,560,525

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	7,050,000	8,944,265	(b)(c)

Wisconsin - 0.8%
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding	6.000%	11/1/21	3,275,000	3,521,182	(a)
Mount Pleasant, WI, Tax Increment Revenue:
Series A	5.000%	4/1/43	1,750,000	2,150,925
Series A	5.000%	4/1/48	12,000,000	14,510,160
Public Finance Authority, WI, Limited Obligation Pilot Revenue:
American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	6,350,000	5,612,066	(d)
American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	8,100,000	7,130,430	(d)
Public Finance Authority, WI, Revenue, Fellowship Senior Living Project, Series A, Refunding	5.000%	1/1/46	1,500,000	1,482,855

Total Wisconsin				34,407,618

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,075,191,504)				4,266,297,793

See Notes to Schedule of Investments.

36	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERAM INVESTMENTS - 0.4%
MUNICIPAL BONDS - 0.4%
Florida - 0.0%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.210%	5/1/24	$100,000	$100,000	(a)(k)(l)

Indiana - 0.0%
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	0.060%	11/1/39	200,000	200,000	(k)(l)

Mississippi - 0.2%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series C	0.060%	12/1/30	7,000,000	7,000,000	(k)(l)

New York - 0.1%
New York City, NY, GO, Subordinated, Subseries I-4, LOC - TD Bank N.A.	0.060%	4/1/36	400,000	400,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, SPA - Bank of America N.A.	0.060%	6/15/33	4,700,000	4,700,000	(k)(l)

Total New York				5,100,000

Oregon - 0.0%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System, Series A, LOC - U.S. Bank N.A.	0.120%	6/1/37	200,000	200,000	(k)(l)

Texas - 0.1%
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue: Baylor Health care System Project, Series C, LOC - TD Bank N.A. 0.060% 11/15/50 100,000				100,000	(k)(l)
Methodist Hospitals of Dallas Project, Series A, LOC - TD Bank N.A.	0.060%	10/1/41	4,600,000	4,600,000	(k)(l)

Total Texas				4,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $17,300,000)				17,300,000

TOTAL INVESTMENTS - 99.6% (Cost - $4,092,491,504)				4,283,597,793
Other Assets in Excess of Liabilities - 0.4%				15,051,813

TOTAL NET ASSETS - 100.0%				$4,298,649,606

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	37

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	The coupon payment on these securities is currently in default as of May 31, 2020.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	The maturity principal is currently in default as of May 31, 2020.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

38	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration - Insured Bonds
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Vetrans Health Administration

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	39

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

At May 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	694	9/20	$152,076,978	$151,313,688	$763,290

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

40	Western Asset Managed Municipals Fund 2020 Quarterly Report

Notes to Schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

41

Notes to Schedule of investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

42

Notes to Schedule of investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$4,266,297,793	—	$4,266,297,793
Short-Term Investments†	—	17,300,000	—	17,300,000

Total Investments	—	$4,283,597,793	—	$4,283,597,793

Other Financial Instruments:
Futures Contracts	$763,290	—	—	$763,290

Total	$763,290	$4,283,597,793	—	$4,284,361,083

†	See Schedule of Investments for additional detailed categorizations.

43